Commitments and Contingent Liabilities (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2024
Long-Term Purchase Commitment [Line Items]
Licensed product payment	$ 300
Decsription of occurrence for payments	upon the occurrence of either (i) closing of a public offering of the ordinary shares of Chemomab; or (ii) a Change of Control Transaction, Chemomab shall pay the Fund a cash payment equal to one percent (1%) of the proceeds raised by Chemomab in its initial public offering, or 1% of the consideration received by Chemomab or its shareholders at the closing of a Change of Control Transaction (after deduction of amounts paid as liquidation preference to the shareholders of Chemomab on account of their investment in Chemomab, if any), but in any event not more than $3,000 thousand
Maximum percentage of payments of royalties	100.00%
Cumulative amounts of grants received	$ 1,227
Royality expenses	1,018	$ 418	$ 4,832
Advances to subcontractor	$ 2,432	968
Bank restricted deposit		$ 76
Accretion expense				$ 638
Accrued income taxes					$ 538
New Drug Applicationand Biological License Application [Member]
Long-Term Purchase Commitment [Line Items]
Description of application payment for licensed product	$100 thousands upon submission of a New Drug Application (“NDA”), Biological License Application (“BLA”) or equivalent for each Licensed Product to the United States Food and Drug Administration (“FDA”), $100 thousands upon submission of a similar application for each
Royalty payments on sale of product	3.00%
Capital Additions One [Member]
Long-Term Purchase Commitment [Line Items]
Description of application payment for licensed product	$200 thousands upon the grant of FDA or equivalent agency marketing approval in Europe and/or Asia for each Licensed Product. Payment in the aggregate shall not be more than $600 thousand per Licensed Product, provided that for each jurisdiction, payment shall be made only once